Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract with Customer, Contract Asset, Contract Liability, and Receivable	The customer advances and deferred revenue balances as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Deferred membership service revenue	148,645	139,597	19,662
Customer advances and prepaid cards	103,680	100,502	14,155
Deferred revenue related to loyalty points	685	181	26
Total	253,010	240,280	33,843